Performance Trust Credit Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Principal
	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 12.12%
Apidos CLO XI
2012-11A, 3.872% (3 Month LIBOR USD + 3.750%), 04/17/2034 (a)(b)(c)	$500,000	$505,210
Apidos CLO XII
2013-12A, 5.524% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	350,000	319,714
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 4.832% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	400,000	382,394
Goldentree Loan Management US CLO 4 Ltd.
2019-4A, 4.874% (3 Month LIBOR USD + 4.750%), 04/24/2031 (a)(b)(c)	350,000	331,614
Goldentree Loan Management US CLO 6 Ltd.
2019-6A, 5.352% (3 Month LIBOR USD + 5.220%), 01/20/2033 (a)(b)(c)	500,000	480,017
LCM XVIII LP
18A, 6.082% (3 Month LIBOR USD + 5.950%), 04/20/2031 (a)(b)(c)	500,000	458,939
Magnetite XII Ltd.
2015-12A, 5.804% (3 Month LIBOR USD + 5.680%), 10/15/2031 (a)(b)(c)	500,000	492,621
Neuberger Berman CLO Ltd.
2019-34A, 4.332% (3 Month LIBOR USD + 4.200%), 01/20/2033 (a)(b)(c)	500,000	500,931
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,504,964)		3,471,440

CORPORATE BONDS - 39.05%
Administrative and Support Services - 3.79%
ADT Security Corp.
4.125%, 08/01/2029 (a)	350,000	337,155
ERAC USA Finance, LLC
7.000%, 10/15/2037 (a)	210,000	311,576
MSCI, Inc.
3.250%, 08/15/2033 (a)	250,000	248,898
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (a)	200,000	188,961
Chemical Manufacturing - 0.83%
Axalta Coating Systems LLC
3.375%, 02/15/2029 (a)	250,000	237,904
Construction of Buildings - 1.67%
LGI Homes, Inc.
4.000%, 07/15/2029 (a)	500,000	479,278
Credit Intermediation and Related Activities - 10.06%
Compeer Financial FLCA
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)(d)	250,000	253,207
First Midwest Bancorp, Inc.
5.875%, 09/29/2026	500,000	578,014
OneMain Finance Corp.
5.375%, 11/15/2029	600,000	630,189
Renasant Corp.
3.000% to 12/01/2026 then SOFR + 1.910%, 12/01/2031 (b)(d)	750,000	751,633
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)(d)	400,000	419,144
WSFS Financial Corp.
2.750% to 12/15/2025 then SOFR + 2.485%, 12/15/2030 (b)(d)	250,000	246,921
Fabricated Metal Product Manufacturing - 1.66%
Ball Corp.
2.875%, 08/15/2030	500,000	474,138
Food Services and Drinking Places - 0.85%
Papa John's International, Inc.
3.875%, 09/15/2029 (a)	250,000	244,708
Funds, Trusts, and Other Financial Vehicles - 1.37%
Ares Capital Corp.
3.200%, 11/15/2031	400,000	390,966
Merchant Wholesalers, Durable Goods - 1.24%
CDW Finance Corp.
3.276%, 12/01/2028	350,000	354,545
Motor Vehicle and Parts Dealers - 4.78%
Asbury Automotive Group, Inc.
5.000%, 02/15/2032 (a)	500,000	503,093
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	350,000	345,627
Lithia Motors, Inc.
4.375%, 01/15/2031 (a)	500,000	520,957
Paper Manufacturing - 2.59%
Graphic Packaging International LLC
4.750%, 07/15/2027 (a)	300,000	320,669
3.750%, 02/01/2030 (a)	425,000	421,775
Primary Metal Manufacturing - 1.67%
Howmet Aerospace, Inc.
3.000%, 01/15/2029	500,000	479,297
Publishing Industries (except Internet) - 2.60%
Open Text Holdings, Inc.
4.125%, 12/01/2031 (a)	750,000	743,393
Real Estate - 1.72%
American Finance Trust, Inc.
144A, 4.500%, 09/30/2028 (a)	500,000	492,873
Repair and Maintenance - 1.67%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	500,000	477,368
Transportation Equipment Manufacturing - 1.70%
Dana, Inc.
4.500%, 02/15/2032	500,000	486,754
Wood Product Manufacturing - 0.85%
Masonite International Corp.
3.500%, 02/15/2030 (a)(c)	250,000	242,103
TOTAL CORPORATE BONDS (Cost $11,294,680)		11,181,146

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 8.28%
Alternative Loan Trust
2006-J5, 6.500%, 09/25/2036	268,217	210,046
2006-31CB, 6.000%, 11/25/2036	232,222	180,714
CHL Mortgage Pass-Through Trust
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	388,717	239,022
2007-HY5, 2.983%, 09/25/2037 (d)	285,307	278,320
Citicorp Mortgage Securities Trust
2006-3, 6.000%, 06/25/2036	295,077	298,112
Credit Suisse First Boston Mortgage Securities Corp.
2005-11, 5.500%, 12/25/2035	379,009	244,374
Fannie Mae Connecticut Avenue Securities
2021-R01, 3.150% (SOFR30A + 3.100%), 10/25/2041 (a)(b)	150,000	150,000
2021-R02, 3.350% (SOFR30A + 3.300%), 11/25/2041 (a)(b)	250,000	250,938
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.750%, 02/25/2036	269,804	174,347
Volt LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(e)	350,000	346,486
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,550,647)		2,372,359

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 18.63%
225 Liberty Street Trust
2016-225L, 4.803%, 02/10/2036 (a)(d)	500,000	510,789
BBCMS Mortgage Trust
2021-C11, 1.085%, 09/15/2054 (f)	4,500,000	390,649
2021-C12, 2.500%, 11/15/2054 (a)	750,000	648,030
Benchmark Mortgage Trust
2021-B26, 1.481%, 06/15/2054 (f)	2,300,000	268,918
2021-B27, 1.388%, 07/15/2054 (f)	3,245,780	306,591
2021-B29, 1.418%, 09/15/2054 (f)	3,000,000	334,106
2021-B30, 1.300%, 11/15/2054 (a)(d)(f)	4,600,000	506,338
Citigroup Commercial Mortgage Trust
2016-C1, 5.109%, 05/10/2049 (d)	534,000	577,515
Freddie Mac Multifamily Structured Credit Risk
2021-MN3, 4.048% (SOFR30A + 4.000%), 11/25/2051 (a)(b)	500,000	502,008
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	298,000	297,494
Morgan Stanley Capital I Trust
2017-H1, 4.281%, 06/15/2050 (d)	300,000	316,365
RBS Commercial Funding, Inc. Trust
2013-SMV, 3.704%, 03/11/2031 (a)(d)	300,000	289,933
Wells Fargo Commercial Mortgage Trust
2021-C59, 1.583%, 04/15/2054 (f)	3,250,000	385,988
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $5,366,718)		5,334,724

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 3.88%
Freddie Mac Multifamily Structured Pass Through Certificates
K098, 1.515%, 08/25/2029 (d)(f)	3,000,000	299,397
K118, 1.054%, 09/25/2030 (d)(f)	6,985,073	513,455
K1521, 1.100%, 08/25/2036 (d)(f)	2,699,015	297,099
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,099,249)		1,109,951

MUNICIPAL BONDS - 12.86%
California - 6.53%
California Public Finance Authority
2.875%, 05/15/2027 (a)	300,000	302,667
City of Santa Ana, CA
1.869%, 08/01/2029	300,000	294,541
Golden State Tobacco Securitization Corp.
3.000%, 06/01/2046	500,000	514,536
Newport Mesa Unified School District
6.300%, 08/01/2042	200,000	285,366
Peralta Community College District
0.000%, 08/05/2031 (g)	500,000	469,697
		1,866,807
Florida - 0.95%
Florida Development Finance Corp.
7.375%, 01/01/2049 (a)	250,000	272,699
Kansas - 0.89%
Kansas Development Finance Authority
2.774%, 05/01/2051	250,000	255,218
Missouri - 2.11%
Kansas City Industrial Development Authority
5.000%, 03/01/2049	500,000	604,959
Puerto Rico - 0.85%
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	257,898	243,069
Texas - 0.66%
Clifton Higher Education Finance Corp.
6.125%, 08/15/2048	165,000	189,424
Wisconsin - 0.87%
Public Finance Authority
9.000%, 06/01/2029 (a)(h)	250,000	250,404
TOTAL MUNICIPAL BONDS (Cost $3,597,739)		3,682,580

US GOVERNMENT NOTES/BONDS - 4.32%
United States Treasury Notes/Bonds
1.250%, 09/30/2028	750,000	744,902
1.750%, 08/15/2041	500,000	491,172
TOTAL US GOVERNMENT NOTES/BONDS (Cost $1,221,820)		1,236,074

SHORT-TERM INVESTMENTS - 2.50%
First American Government Obligations Fund - Class X, 0.026% (i)	715,735	715,735
TOTAL SHORT-TERM INVESTMENTS (Cost $715,735)		715,735

Total Investments (Cost $29,351,552) - 101.64%		29,104,009
Liabilities in Excess of Other Assets - (1.64)%		(468,651)
TOTAL NET ASSETS - 100.00%		$28,635,358

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2021.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2021. The coupon is based on an underlying pool of loans.
(e)	Step-up bond; the rate shown represents the rate at November 30, 2021.
(f)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(g)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(h)	Represents an illiquid security. The total market value of these securities were $250,404, representing 0.87% of net assets as of November 30, 2021.
(i)	Seven day yield at November 30, 2021.

Summary of Fair Value Exposure at November 30, 2021

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s investments carried at fair value:

Performance Trust Credit Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Collateralized Loan Obligations	$-	$3,471,440	$-	$3,471,440
Corporate Bonds	-	11,181,146	-	11,181,146
Non-Agency Residential Mortgage Backed Securities	-	2,372,359	-	2,372,359
Non-Agency Commercial Mortgage Backed Securities	-	5,334,724	-	5,334,724
Agency Commercial Mortgage Backed Securities	-	1,109,951	-	1,109,951
Municipal Bonds	-	3,682,580	-	3,682,580
US Government Notes/Bonds	-	1,236,074	-	1,236,074
Total Fixed Income	-	28,388,274	-	28,388,274

Short-Term Investments	715,735	-	-	715,735
Total Investments In Securities	$715,735	$28,388,274	$-	$29,104,009

For the period ended November 30, 2021, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.